Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property, plant and equipment, net
Property, plant and equipment, net

	December 31,
($ in millions)	2013	2012
Land and buildings	4,478	4,316
Machinery and equipment	8,258	7,603
Construction in progress	645	627

	13,381	12,546
Accumulated depreciation	(7,127)	(6,599)

Total	6,254	5,947

Schedule of assets under capital leases included in property, plant and equipment, net

	December 31,
($ in millions)	2013	2012
Land and buildings	112	88
Machinery and equipment	98	95

	210	183
Accumulated depreciation	(115)	(103)

Total	95	80